Loans and borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of loans and borrowings

	December 31	June 30
(US dollars in thousands)	2023	2023
Current liabilities:
Debtor invoice finance facility	1,215	1,329
Chattel mortgage	102	89
Bank loan	-	7
Lease liabilities	464	462
Related party loan	1,256	497
	3,037	2,384
Non-current liabilities:
Chattel mortgage	63	50
Lease liabilities	1,668	1,843
Related party loan	28,480	28,111
	30,211	30,004
Total loans and borrowings	33,248	32,388

(US dollars in thousands)	2023	2022	2021
Current liabilities
Debtor invoice financing	1,329	32	36
Lease liabilities	462	505	669
Shareholder loans	497	4,285	-
Chattel mortgage	89	142	88
Financing agreement	-	-	59
Bank loan	7	145	152
Total	2,384	5,109	1,004

Non-current liabilities
Lease liabilities	1,843	1,959	326
Shareholder loan	28,111	21,121	21,175
Chattel mortgage	50	264	244
Financing agreement	-	108	183
Bank loan	-	-	159
Total	30,004	23,452	22,087

Total	32,388	28,561	23,091

Schedule of obligations under lease liabilities

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2023	2022	2021	2023	2022	2021
Amounts payable under lease liabilities:
Less than one year	576	546	683	462	444	669
Later than one year but not more than five	2,223	2,545	379	1,843	2,020	326
	2,799	3,091	1,062	2,305	2,464	995
Future finance charges	(494)	(627)	(67)	-	-	-
Total lease obligations	2,305	2,464	995	2,305	2,464	995